INVESTMENTS IN REAL ESTATE SECURITIES - Holdings in an Unrealized Loss Position and the Associated Intent to Sell (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Securities Intended To Sell
Fair Value	$ 164,666	[1]
Amortized Cost Basis after impairment	164,666	[1]
Unrealized Credit Losses	(988)	[1],[2]
Securities More Likely To Sell
Fair Value		[3]
Securities No Intent To Sell - Credit Impaired
Fair Value	288,306
Amortized Cost Basis after impairment	290,487
Unrealized Credit Losses	(2,071)	[2]
Unrealized Non-Credit Losses	(2,181)	[4]
Securities No Intent To Sell - Non-Credit Impaired
Fair Value	581,232
Amortized Cost Basis after impairment	586,889
Unrealized Non-Credit Losses	(5,657)	[4]
Securities in an Unrealized Loss Position
Fair Value	1,034,204
Amortized Cost Basis after impairment	1,042,042
Unrealized Credit Losses	(3,059)	[2]
Unrealized Non-Credit Losses	$ (7,838)	[4]

[1]	Securities New Residential intends to sell have a fair value equal to amortized cost basis after impairment, and, therefore do not have unrealized losses reflected in other comprehensive income as of December 31, 2013.
[2]	This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, New Residential's management estimates the expected cash flow for each of the securities. This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends. Significant inputs in estimating the cash flows include management's expectations of prepayment speeds, default rates and loss severities. Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment's effective interest rate.
[3]	New Residential may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, New Residential must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.
[4]	This amount represents unrealized losses on securities that are due to non-credit factors and recorded through other comprehensive income.